Note 8 - Income Taxes - Reconciliation of Income Tax Rate (Details)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Computed (expected tax rate)	21.00%	21.00%
State income taxes (net of federal tax benefit)	3.10%	2.80%
Federal credits	(0.30%)	(0.80%)
Addition/(reduction) to uncertain tax positions	(0.10%)	0.30%
Other permanent differences not deductible	0.00%	0.20%
Change in valuation allowance	0.20%	0.70%
Tax law change	0.00%	(2.80%)
Federal NOL carryback rate difference	(2.80%)	0.00%
Other	0.10%	0.60%
Effective income tax rate	21.20%	22.00%